INCOME TAXES (Tables)	12 Months Ended
Jul. 31, 2017
Income Tax Disclosure [Abstract]
Schedule of income tax expense

Income taxes provided for the years ended July 31, 2017, 2016 and 2015 consist of the following:

	2017	2016	2015
Current:
Federal	$15,000	$69,000	$(492,000)
State and City	—	—	—
Deferred taxes:
Federal	966,000	727,000	1,570,000
State and City	—	—	(365,000)
Total provision	$981,000	$796,000	$713,000

Schedule of effective income tax rate reconciliation

Taxes provided for the years ended July 31, 2017, 2016 and 2015 differ from amounts which would result from applying the federal statutory tax rate to pre-tax income, as follows:

	2017	2016	2015
Income before income taxes	$2,906,539	$2,313,760	$2,921,682
Other-net	4,507	7,427	5,074
Adjusted pre-tax income	$2,911,046	$2,321,187	$2,926,756
Statutory rate	34%	34%	34%
Income tax provision at statutory rate	$989,756	$789,204	$995,097
Federal tax assessment	—	—	41,175
State and City income taxes, net of federal income tax benefit	—	—	—
State and City deferred income taxes	—	—	(365,000)
Other-net	(8,756)	6,796	41,728
Income tax provision	$981,000	$796,000	$713,000

Schedule of deferred tax assets and liabilities

Significant components of the Company’s deferred tax assets and liabilities as of July 31, 2017 and 2016 are a result of temporary differences related to the items described as follows:

	2017		2016
	Deferred	Deferred	Deferred	Deferred
	Tax Assets	Tax Liabilities	Tax Assets	Tax Liabilities
Rental income received in advance	$240,974	$—	$158,199	$—
Net operating loss carryforward	1,851,535	—	2,235,743	—
Unbilled receivables	—	660,840	—	755,768
Property and equipment	—	7,347,278	—	6,950,048
Deferred revenue	—	—	347,083	—
Unrealized gain on marketable securities	—	189,882	—	136,184
Litigation deposit due from contractor	94,932	—	94,932	—
Other	373,559	—	389,043	—
	$2,561,000	$8,198,000	$3,225,000	$7,842,000
Net deferred tax liability		$5,637,000		$4,617,000

Components of deferred tax provision (benefit)

Components of the deferred tax provision (benefit) for the years ended July 31, 2017, 2016 and 2015 consist of the following:

	2017	2016	2015
Tax depreciation exceeding book depreciation	$397,273	$553,647	$3,897,397
Net operating loss carryforward	384,208	11,453	(2,247,196)
Decrease (increase) of rental income received in advance	(82,775)	44,298	(50,032)
Increase (decrease) in unbilled receivables	(94,927)	(132,736)	19,211
Deferred revenue	347,083	396,667	(28,333)
Litigation deposit due from contractor	—	(94,932)	—
Other	15,138	(51,397)	(21,047)
	$966,000	$727,000	$1,570,000